AVONDALE FUNDS

Avondale Core Investment Fund

(COREX)

Supplement dated December 7, 2015 to the Avondale Funds’ Prospectus and Statement of Additional Information, both dated November 10, 2014.

______________________________________________________________________

The Board of Trustees of Avondale Funds has elected Umberto Anastasi as Treasurer of Avondale Funds effective November 17, 2015.  All references to Scott Krisiloff serving as Treasurer in the prospectus and statement of additional information are hereby deleted.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated November 10, 2014, which provide information that you should know about the Funds before investing and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and are available upon request and without charge by calling Mutual Shareholder Services at 1-800-564-3899.

______________________________________________________________________

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE